RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure of detailed information about quantitative information about right-of-use assets [Table Text Block]
	Land and Buildings	Machinery and Equipment	Other	Total
At December 31, 2022	$8,424	$18,216	$9	$26,649
Additions	1,719	2,821	-	4,540
Remeasurements	131	6,020	-	6,151
Depreciation and amortization	(1,813)	(8,301)	(9)	(10,123)
Transfer to asset held-for-sale	47	10	-	57
Disposals	15	(5)	-	10
At December 31, 2023	$8,523	$18,761	$-	$27,284
Additions	299	7,693	-	7,992
Remeasurements	236	921	-	1,157
Depreciation and amortization	(2,012)	(10,522)	-	(12,534)
At December 31, 2024	$7,046	$16,853	$-	$23,898